Information by segments - Sales by product (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Local sales
Information by segments
Sales by product	$ 62,655,873	$ 71,745,082	$ 83,651,506
Local sales | Mid-distillates
Information by segments
Sales by product	28,672,298	32,605,842	39,182,510
Local sales | Gasoline and turbo fuels
Information by segments
Sales by product	17,804,372	23,129,025	27,620,199
Local sales | Natural gas
Information by segments
Sales by product	4,096,126	4,358,266	4,162,876
Local sales | Services
Information by segments
Sales by product	3,877,130	3,232,784	3,601,681
Local sales | Electric power transmission services
Information by segments
Sales by product	3,226,557	2,769,897	2,595,505
Local sales | Roads and construction services
Information by segments
Sales by product	330,053	349,834	355,737
Local sales | Plastic and rubber
Information by segments
Sales by product	919,788	1,225,223	1,568,816
Local sales | Asphalts
Information by segments
Sales by product	794,111	938,185	897,200
Local sales | LPG and propane
Information by segments
Sales by product	630,570	762,349	1,094,332
Local sales | Polyethylene
Information by segments
Sales by product	328,649	314,184	302,630
Local sales | Aromatics
Information by segments
Sales by product	246,612	297,957	343,792
Local sales | Fuel oil
Information by segments
Sales by product	20,527	36,298	9,213
Local sales | Other income gas contracts
Information by segments
Sales by product		30	1,940
Local sales | Other products
Information by segments
Sales by product	626,068	607,708	679,183
Foreign sales
Information by segments
Sales by product	70,674,555	71,444,520	75,959,572
Foreign sales | Gasoline and turbo fuels
Information by segments
Sales by product	360,438	193,394	157,685
Foreign sales | Natural gas
Information by segments
Sales by product	43,539	105,413	254,054
Foreign sales | Electric power transmission services
Information by segments
Sales by product	6,134,698	5,666,389	5,114,783
Foreign sales | Roads and construction services
Information by segments
Sales by product	5,465,389	4,761,317	4,676,822
Foreign sales | Plastic and rubber
Information by segments
Sales by product	1,230,748	1,393,669	2,036,201
Foreign sales | LPG and propane
Information by segments
Sales by product	346,908	302,159	339,837
Foreign sales | Fuel oil
Information by segments
Sales by product	3,920,500	4,028,908	4,348,312
Foreign sales | Other products
Information by segments
Sales by product	3,508,600	1,804,697	1,633,510
Foreign sales | Diesel
Information by segments
Sales by product	1,203,562	4,097,117	2,324,861
Foreign sales | Cash flow hedging
Information by segments
Sales by product	(345,499)	(468,407)	(1,578,246)
Operating segments
Information by segments
Sales by product		71,745,082	159,611,078
Total sales revenue	133,330,428	143,189,602
Operating segments | Local sales
Information by segments
Sales by product	62,655,873		83,651,506
Operating segments | Local sales | Mid-distillates
Information by segments
Sales by product	28,672,298	32,605,842	39,182,510
Operating segments | Local sales | Gasoline and turbo fuels
Information by segments
Sales by product	17,804,372	23,129,025	27,620,199
Operating segments | Local sales | Natural gas
Information by segments
Sales by product	4,096,126	4,358,266	4,162,876
Operating segments | Local sales | Services
Information by segments
Sales by product	3,877,130	3,232,784	3,601,681
Operating segments | Local sales | Electric power transmission services
Information by segments
Sales by product	3,226,557	2,769,897	2,595,505
Operating segments | Local sales | Roads and construction services
Information by segments
Sales by product	330,053	349,834	355,737
Operating segments | Local sales | Fuel gas service
Information by segments
Sales by product	1,082,710	989,084	860,102
Operating segments | Local sales | Plastic and rubber
Information by segments
Sales by product	919,788	1,225,223	1,568,816
Operating segments | Local sales | Asphalts
Information by segments
Sales by product	794,111	938,185	897,200
Operating segments | Local sales | LPG and propane
Information by segments
Sales by product	630,570	762,349	1,094,332
Operating segments | Local sales | Crude oil
Information by segments
Sales by product	302	128,416	375,790
Operating segments | Local sales | Polyethylene
Information by segments
Sales by product	328,649	314,184	302,630
Operating segments | Local sales | Aromatics
Information by segments
Sales by product	246,612	297,957	343,792
Operating segments | Local sales | Fuel oil
Information by segments
Sales by product	20,527	36,298	9,213
Operating segments | Local sales | Other income gas contracts
Information by segments
Sales by product		30	1,940
Operating segments | Local sales | Other products
Information by segments
Sales by product	626,068	607,708	679,183
Operating segments | Foreign sales
Information by segments
Sales by product	70,674,555	71,444,520	75,959,572
Operating segments | Foreign sales | Gasoline and turbo fuels
Information by segments
Sales by product	43,539	193,394	157,685
Operating segments | Foreign sales | Natural gas
Information by segments
Sales by product	3,920,500	105,413	254,054
Operating segments | Foreign sales | Electric power transmission services
Information by segments
Sales by product			5,114,783
Operating segments | Foreign sales | Roads and construction services
Information by segments
Sales by product	5,465,389	4,761,317	4,676,822
Operating segments | Foreign sales | Plastic and rubber
Information by segments
Sales by product	1,230,748	1,393,669	2,036,201
Operating segments | Foreign sales | LPG and propane
Information by segments
Sales by product	346,908	302,159	339,837
Operating segments | Foreign sales | Crude oil
Information by segments
Sales by product	48,805,672	49,559,864	56,651,753
Operating segments | Foreign sales | Fuel oil
Information by segments
Sales by product	1,203,562	4,028,908	4,348,312
Operating segments | Foreign sales | Other products
Information by segments
Sales by product	3,508,600	1,804,697	1,633,510
Operating segments | Foreign sales | Diesel
Information by segments
Sales by product	360,438	4,097,117	2,324,861
Operating segments | Foreign sales | Cash flow hedging
Information by segments
Sales by product	(345,499)	(468,407)	(1,578,246)
Eliminations
Information by segments
Sales by product		(49,929,808)	(47,901,832)
Total sales revenue	(47,916,669)	(50,151,237)
Eliminations | Local sales
Information by segments
Sales by product	(47,902,804)		(47,758,721)
Eliminations | Local sales | Mid-distillates
Information by segments
Sales by product	(14,919)	(32,349)	(35,108)
Eliminations | Local sales | Gasoline and turbo fuels
Information by segments
Sales by product	(4,132,449)	(3,836,642)	(4,402,357)
Eliminations | Local sales | Natural gas
Information by segments
Sales by product	(1,156,833)	(1,193,123)	(1,087,701)
Eliminations | Local sales | Services
Information by segments
Sales by product	(12,757,641)	(14,001,151)	(11,847,349)
Eliminations | Local sales | Fuel gas service
Information by segments
Sales by product	(10,653)	(9,283)	(8,999)
Eliminations | Local sales | LPG and propane
Information by segments
Sales by product	(16,260)	(16,739)	(30,169)
Eliminations | Local sales | Crude oil
Information by segments
Sales by product	(27,189,908)	(27,741,343)	(28,841,135)
Eliminations | Local sales | Polyethylene
Information by segments
Sales by product	1,244	649
Eliminations | Local sales | Other products
Information by segments
Sales by product	(2,625,385)	(3,099,827)	(1,505,903)
Eliminations | Foreign sales
Information by segments
Sales by product	(13,865)	(221,429)	(143,111)
Eliminations | Foreign sales | Natural gas
Information by segments
Sales by product	(3,717)
Eliminations | Foreign sales | Crude oil
Information by segments
Sales by product	(9,991)		(141,891)
Eliminations | Foreign sales | Fuel oil
Information by segments
Sales by product		(204,030)
Eliminations | Foreign sales | Other products
Information by segments
Sales by product	157	(17,399)	(1,220)
Exploration and Production | Operating segments
Information by segments
Sales by product		33,981,605	91,020,465
Total sales revenue	81,087,523	81,514,915
Exploration and Production | Operating segments | Local sales
Information by segments
Sales by product	33,478,044		35,237,738
Exploration and Production | Operating segments | Local sales | Natural gas
Information by segments
Sales by product	5,252,959	5,551,389	5,250,577
Exploration and Production | Operating segments | Local sales | Services
Information by segments
Sales by product	520,053	(53,379)	450,322
Exploration and Production | Operating segments | Local sales | Asphalts
Information by segments
Sales by product	88,263	65,574	47,224
Exploration and Production | Operating segments | Local sales | LPG and propane
Information by segments
Sales by product	396,262	505,066	739,323
Exploration and Production | Operating segments | Local sales | Crude oil
Information by segments
Sales by product	27,190,210	27,870,500	28,725,485
Exploration and Production | Operating segments | Local sales | Fuel oil
Information by segments
Sales by product	18,425	26,564	2,663
Exploration and Production | Operating segments | Local sales | Other income gas contracts
Information by segments
Sales by product		30	1,940
Exploration and Production | Operating segments | Local sales | Other products
Information by segments
Sales by product	11,872	15,861	20,204
Exploration and Production | Operating segments | Foreign sales
Information by segments
Sales by product	47,609,479	47,533,310	55,782,727
Exploration and Production | Operating segments | Foreign sales | Gasoline and turbo fuels
Information by segments
Sales by product	43,539
Exploration and Production | Operating segments | Foreign sales | Natural gas
Information by segments
Sales by product		105,413	254,054
Exploration and Production | Operating segments | Foreign sales | LPG and propane
Information by segments
Sales by product	346,908	302,159	339,837
Exploration and Production | Operating segments | Foreign sales | Crude oil
Information by segments
Sales by product	47,533,707	47,631,662	56,701,497
Exploration and Production | Operating segments | Foreign sales | Fuel oil
Information by segments
Sales by product		(82,348)
Exploration and Production | Operating segments | Foreign sales | Other products
Information by segments
Sales by product	30,824	36,869	35,113
Exploration and Production | Operating segments | Foreign sales | Cash flow hedging
Information by segments
Sales by product	(345,499)	(460,445)	(1,547,774)
Refining and Petrochemicals | Operating segments
Information by segments
Sales by product		68,728,010	89,178,947
Total sales revenue	69,220,206	82,147,926
Refining and Petrochemicals | Operating segments | Local sales
Information by segments
Sales by product	57,945,401		78,969,039
Refining and Petrochemicals | Operating segments | Local sales | Mid-distillates
Information by segments
Sales by product	28,687,217	32,638,191	39,217,618
Refining and Petrochemicals | Operating segments | Local sales | Gasoline and turbo fuels
Information by segments
Sales by product	21,936,821	26,965,667	32,022,556
Refining and Petrochemicals | Operating segments | Local sales | Services
Information by segments
Sales by product	536,096	1,441,770	746,500
Refining and Petrochemicals | Operating segments | Local sales | Fuel gas service
Information by segments
Sales by product	1,093,363	998,367	869,101
Refining and Petrochemicals | Operating segments | Local sales | Plastic and rubber
Information by segments
Sales by product	919,788	1,225,223	1,568,816
Refining and Petrochemicals | Operating segments | Local sales | Asphalts
Information by segments
Sales by product	705,848	872,611	849,976
Refining and Petrochemicals | Operating segments | Local sales | LPG and propane
Information by segments
Sales by product	250,568	274,022	385,178
Refining and Petrochemicals | Operating segments | Local sales | Crude oil
Information by segments
Sales by product		(741)	491,440
Refining and Petrochemicals | Operating segments | Local sales | Polyethylene
Information by segments
Sales by product	327,405	313,535	302,630
Refining and Petrochemicals | Operating segments | Local sales | Aromatics
Information by segments
Sales by product	246,612	297,957	343,792
Refining and Petrochemicals | Operating segments | Local sales | Fuel oil
Information by segments
Sales by product	2,102	9,734	6,550
Refining and Petrochemicals | Operating segments | Local sales | Other products
Information by segments
Sales by product	3,239,581	3,691,674	2,164,882
Refining and Petrochemicals | Operating segments | Foreign sales
Information by segments
Sales by product	11,274,805	13,419,916	10,209,908
Refining and Petrochemicals | Operating segments | Foreign sales | Gasoline and turbo fuels
Information by segments
Sales by product		193,394	157,685
Refining and Petrochemicals | Operating segments | Foreign sales | Natural gas
Information by segments
Sales by product	3,924,217
Refining and Petrochemicals | Operating segments | Foreign sales | Plastic and rubber
Information by segments
Sales by product	1,230,748	1,393,669	2,036,201
Refining and Petrochemicals | Operating segments | Foreign sales | Crude oil
Information by segments
Sales by product	1,281,956	1,928,202	92,147
Refining and Petrochemicals | Operating segments | Foreign sales | Fuel oil
Information by segments
Sales by product	1,203,562	4,315,286	4,348,312
Refining and Petrochemicals | Operating segments | Foreign sales | Other products
Information by segments
Sales by product	3,273,884	1,500,210	1,281,174
Refining and Petrochemicals | Operating segments | Foreign sales | Diesel
Information by segments
Sales by product	360,438	4,097,117	2,324,861
Refining and Petrochemicals | Operating segments | Foreign sales | Cash flow hedging
Information by segments
Sales by product		(7,962)	(30,472)
Transportation and Logistics | Operating segments
Information by segments
Sales by product		15,509,732	13,955,992
Total sales revenue	15,133,721	15,509,732
Transportation and Logistics | Operating segments | Local sales
Information by segments
Sales by product	15,133,721		13,955,992
Transportation and Logistics | Operating segments | Local sales | Services
Information by segments
Sales by product	15,133,721	15,509,732	13,955,992
Transportation and Logistics | Operating segments | Local sales | Other products
Information by segments
Sales by product	0
Electric power transmission and toll roads concessions | Operating segments
Information by segments
Sales by product			13,357,506
Electric power transmission and toll roads concessions | Operating segments | Local sales
Information by segments
Sales by product			3,247,458
Electric power transmission and toll roads concessions | Operating segments | Local sales | Services
Information by segments
Sales by product			296,216
Electric power transmission and toll roads concessions | Operating segments | Local sales | Electric power transmission services
Information by segments
Sales by product			2,595,505
Electric power transmission and toll roads concessions | Operating segments | Local sales | Roads and construction services
Information by segments
Sales by product			355,737
Electric power transmission and toll roads concessions | Operating segments | Foreign sales
Information by segments
Sales by product			10,110,048
Electric power transmission and toll roads concessions | Operating segments | Foreign sales | Electric power transmission services
Information by segments
Sales by product	6,134,698	5,666,389	5,114,783
Electric power transmission and toll roads concessions | Operating segments | Foreign sales | Roads and construction services
Information by segments
Sales by product			4,676,822
Electric power transmission and toll roads concessions | Operating segments | Foreign sales | Other products
Information by segments
Sales by product			$ 318,443
Concessions, electricity transport and roads | Operating segments
Information by segments
Sales by product		3,455,543
Total sales revenue	15,805,647	14,168,266
Concessions, electricity transport and roads | Operating segments | Local sales
Information by segments
Sales by product	4,001,511
Concessions, electricity transport and roads | Operating segments | Local sales | Services
Information by segments
Sales by product	444,901	335,812
Concessions, electricity transport and roads | Operating segments | Local sales | Electric power transmission services
Information by segments
Sales by product	3,226,557	2,769,897
Concessions, electricity transport and roads | Operating segments | Local sales | Roads and construction services
Information by segments
Sales by product	330,053	349,834
Concessions, electricity transport and roads | Operating segments | Foreign sales
Information by segments
Sales by product	11,804,136	10,712,723
Concessions, electricity transport and roads | Operating segments | Foreign sales | Roads and construction services
Information by segments
Sales by product	5,465,389	4,761,317
Concessions, electricity transport and roads | Operating segments | Foreign sales | Other products
Information by segments
Sales by product	$ 204,049	$ 285,017